Supplement to the
Fidelity® Select Portfolios®
Industrials Portfolio
April 29, 2025
Summary Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
David Wagner (Co-Portfolio Manager) has managed the fund since 2023.
Effective December 31, 2025, Mr. Wagner will no longer serve as Co-Portfolio Manager for the fund and Mr. Pfannenstiel will assume sole portfolio manager responsibilities.
Clayton Pfannenstiel (Co-Portfolio Manager) has managed the fund since 2025.
CYC-SUSTK-0625-103 1.9880383.103	June 23, 2025